Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flow activities - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Organization and Principal Activities (Details) - Schedule of consolidated statements of cash flow activities [Line Items]
Net cash provided by operating activities	¥ 155,897	$ 22,603	¥ 70,255	¥ 270,927
Net cash used in investing activities	(122,236)	(17,723)	(250,714)	(323,670)
Net cash provided by (used in) financing activities	¥ (198)	$ (29)	¥ 179,585	¥ 80,247